COMMITMENTS AND CONTINGENCIES - Lessee Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Future minimum lease payments for facilities under operating leases	$ 53,681	$ 29,100
Operating lease term	3 years 6 months	3 years 10 months 24 days
Operating lease, extension term of contract	10 years
Total	$ 1,194	$ 1,600
Finance lease term	2 years 4 months 24 days	3 years 4 months 24 days
Current finance lease liability	$ 500
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Long-term debt, Short-term debt	Long-term debt, Short-term debt
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Short-term debt
Non-current finance lease liability	$ 700
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Long-term debt